Deposits (Tables)	12 Months Ended
Dec. 31, 2023
Deposits [Abstract]
Summary of deposits
Deposits	as of December 31, 2022 and 2023 are as follows:

	2022		2023
Demand deposits:
Korean won	~~W~~	132,604,867	128,035,326
Foreign currencies		24,841,409	23,141,715

		157,446,276	151,177,041

Time deposits:
Korean won		171,355,724	175,191,964
Foreign currencies		24,910,187	26,914,722

		196,265,911	202,106,686

Certificates of deposits		14,921,375	12,059,730
Discount note deposits		6,631,858	7,614,701
CMA		4,634,010	4,950,392
Others		3,088,864	3,604,114

	~~W~~	382,988,294	381,512,664